Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate	The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:
	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong companies	(16.5)%	(16.5)%	(16.5)%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs	(20.0)%	(20.0)%	(20.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	(5.0)%	(5.0)%	(5.0)%
US corporate tax rate	21.0%	21.0%	21.0%
Valuation allowance recognized with respect to the loss in the US companies	(21.0)%	(21.0)%	(21.0)%
Total	0.0%	0.0%	0.0%

Schedule of Deferred Income Tax Assets	As of December 31, 2023, 2022 and 2021, the components of the Company’s deferred income tax assets were set forth below:
	December 31, 2023	December 31, 2022	December 31, 2021
Deferred Tax Assets:
Net operating losses carry forward	$1,548,868	$1,194,054	$859,455
Cutoff adjustments	-	44,395	47,704
Gross deferred tax assets	1,548,868	1,238,449	907,159
Less: valuation allowance	(1,548,868)	(1,238,449)	(907,159)
Net deferred tax assets	$-	$-	$-